DLA Piper LLP (US) 4365 Executive Drive, Suite 1100 San Diego, California 92121-2133 www.dlapiper.com Douglas J. Rein doug.rein@dlapiper.com T 858.677.1443 F 858.638.5043

VIA EDGAR	March 26, 2010

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	International Stem Cell Corporation
Registration Statement on Form S-1
File No. 333-164540

Ladies and Gentleman:

On behalf of International Stem Cell Corporation (the “Company”), we are transmitting herewith for filing with the Securities and Exchange Commission (the “Commission”), Amendment No. 1 to the Company’s Registration Statement (No. 333-164540) on Form S-1 (the “Registration Statement”). The Company has revised the Registration Statement to update appropriate disclosures (principally to include updated information that is incorporated by reference as a result of filing of the Company’s Annual Report on Form 10-K for the year ended December 31, 2009).

The courtesy package that is being provided to Michael Rosenthall contains a copy of this letter and two copies of Amendment No. 1 on Form S-1 (one of which is marked to show changes from the Registration Statement as filed with the Commission on January 27, 2010).

The Company thanks the staff of the Commission (the “Staff”) for its comments provided in the Staff’s letter dated February 9, 2010 (the “Comment Letter”). We hereby submit the following response with respect to the Comment Letter. For ease of reference, we have included the text of the Staff’s comments followed by the Company’s response.

General

1.	Please include the number of warrants to be registered in the Calculation of Registration Fee table.

RESPONSE: The Company has revised the fee table pursuant to the instructions for Form S-1.

2.	Please amend your Form 10-K for the fiscal year ended December 31, 2008 to include the proper language in your CEO and CFO Certifications. Specifically, the language relating to internal control over financial reporting does not appear to conform to the certification requirements of the Sarbanes-Oxley Act.

Page Two

RESPONSE: The Company has amended its Form 10-K for the year ended December 31, 2008 to revise the certifications filed as the Exhibits 31 and Exhibits 32.

3.	Please revise your incorporation by reference section to include all original and amended periodic reports.

RESPONSE: With the filing of the Company’s Form 10-K for the year ended December 31, 2009, the Exchange Act filings that are incorporated by reference into the S-1 have changed. Currently, there are no amended reports that need to be included in the incorporation by reference section. In the event any filings that are incorporated by reference are amended prior to effectiveness of the registration statement, the Company will include the amended filing in this section of the S-1.

4.	We note that your registration statement incorporates by reference executive compensation discussion included in your proxy statement for the fiscal year ended December 31, 2008. Please provide executive compensation discussion for the fiscal year ended December 31, 2009.

RESPONSE: The Company’s Form 10-K for the year ended December 31, 2009 includes the executive compensation information for 2009.

5.	Please file the placement agent agreement as an exhibit to your registration statement.

RESPONSE: The Company has filed the placement agent agreement as an exhibit.

On behalf of the Company, we confirm that the Company will provide the requested acknowledgment when it requests acceleration of the effective date of the pending registration statement:

If you have any questions or comments regarding this letter, please contact me at (858) 677-1443.

Very truly yours,

DLA PIPER LLP (US)

Douglas J. Rein

cc:	Ray Wood, International Stem Cell Corporation
Michael Rosenthall, SEC